                                                Filed Pursuant to Rule 497(c)
                                                Registration File No.: 2-94996


                 PROSPECTUS SUPPLEMENT DATED MAY 1, 1998 TO:

                            THE HUDSON RIVER TRUST

                         PROSPECTUS DATED MAY 1, 1997

1. The date of the Prospectus is May 1, 1998. A Statement of Additional Information relating to Class IA shares ("SAI") dated May 1, 1998 has been filed with the Securities and Exchange Commission ("SEC"). This SAI is incorporated by reference into this prospectus and is available at no charge by writing the Trust at the above address. California residents may obtain the SAI at no charge by calling 1-800-999-3527.

2. The section entitled "Financial Highlights" is replaced with the following:

FINANCIAL HIGHLIGHTS

The financial information in the tables below for the fiscal years ended on or after December 31, 1993 has been audited by Price Waterhouse LLP, the Trust's independent accountants. Financial highlights for prior years have been audited by another independent accounting firm. The December 31, 1997 audited financial statements of the Trust and the "Report of Independent Accountants" appear in the SAI. The Trust's annual report, which contains additional performance information, is available without charge upon request.

                             FINANCIAL HIGHLIGHTS
                     PER SHARE INCOME AND CAPITAL CHANGES
         (FOR A CLASS IA SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(c)

                           ASSET ALLOCATION SERIES

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:

                                                                YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------
                                                   1997       1996        1995       1994        1993*
                                                ---------   ---------  ---------   ---------  ---------
Net asset value, beginning of period (a) .....     $ 11.29    $ 11.52      $10.15     $11.12      $10.94
                                                ---------- ----------  ---------- ----------  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................        0.49       0.50        0.60       0.55        0.52
 Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions...............................        0.97       0.07        1.43      (1.00)       0.65
                                                ---------- ----------  ---------- ----------  ----------
 Total from investment operations ............        1.46       0.57        2.03      (0.45)       1.17
                                                ---------- ----------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........       (0.49)     (0.51)      (0.59)     (0.52)      (0.50)
 Dividends in excess of net investment
   income.....................................          --         --          --         --       (0.00)
 Distributions from realized gains  ..........       (0.37)     (0.27)      (0.07)        --       (0.49)
 Distributions in excess of realized gains ...          --      (0.02)         --         --          --
                                                ---------- ----------  ---------- ----------  ----------
 Total dividends and distributions  ..........       (0.86)     (0.80)      (0.66)     (0.52)      (0.99)
                                                ---------- ----------  ---------- ----------  ----------
Net asset value, end of period................     $ 11.89    $ 11.29      $11.52     $10.15      $11.12
                                                ========== ==========  ========== ==========  ==========
Total return (d)..............................       13.25%      5.21%      20.40%     (4.10)%     10.76%
                                                ========== ==========  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............    $307,847   $282,402    $252,101   $173,691    $114,418
Ratio of expenses to average net assets  .....        0.57%      0.61%       0.59%      0.59%       0.60%
Ratio of net investment income to average net
 assets ......................................        4.17%      4.48%       5.48%      5.22%       4.49%
Portfolio turnover rate.......................         206%       181%        287%       228%        178%
Average commission rate paid (f)..............     $0.0413    $0.0488          --         --          --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                                                OCTOBER 2,
                                                    YEAR ENDED DECEMBER 31,      1989 TO
                                                ------------------------------ DECEMBER 31,
                                                   1992      1991       1990     1989
                                                --------- ---------  --------- ---------
Net asset value, beginning of period (a) .....    $ 11.29   $ 10.23    $ 10.26   $ 10.00
                                                --------- ---------  --------- ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................       0.64      0.69       0.72      0.15
 Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions...............................      (0.01)     1.28      (0.09)     0.16
                                                --------- ---------  --------- ---------
 Total from investment operations ............       0.63      1.97       0.63      0.31
                                                --------- ---------  --------- ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........      (0.62)    (0.66)     (0.66)    (0.05)
 Dividends in excess of net investment
   income.....................................         --        --         --        --
 Distributions from realized gains  ..........      (0.36)    (0.25)        --        --
 Distributions in excess of realized gains ...         --        --         --        --
                                                --------- ---------  --------- ---------
 Total dividends and distributions  ..........      (0.98)    (0.91)     (0.66)    (0.05)
                                                --------- ---------  --------- ---------
Net asset value, end of period................    $ 10.94   $ 11.29    $ 10.23   $ 10.26
                                                ========= =========  ========= =========
Total return (d)..............................       5.64%    19.80%      6.30%     3.10%
                                                ========= =========  ========= =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............    $70,675   $50,279    $29,971   $13,984
Ratio of expenses to average net assets  .....       0.61%     0.64%      0.73%     0.26%
Ratio of net investment income to average net
 assets ......................................       5.77%     6.45%      7.06%     1.54%
Portfolio turnover rate.......................        136%      171%        88%        0%
Average commission rate paid (f)..............         --        --         --        --

------------
Footnotes appear on page 9.

-----------------------------------------------------------------------------
HRT103 (5/98) Supp.1       Copyright 1998 The Hudson River Trust. All rights
                           reserved.

ALLIANCE BALANCED PORTFOLIO (g):

                                                  YEAR ENDED DECEMBER 31,
                                 ---------------------------------------------------------
                                     1997       1996        1995       1994       1993*
                                  ---------   ---------  ---------   ---------  ---------
Net asset value, beginning of
 year (a).......................     $ 16.64    $ 16.76      $14.87     $16.67      $16.19
                                  ---------- ----------  ---------- ----------  ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income..........        0.58       0.53        0.54       0.45        0.50
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions..................        1.86       1.31        2.36      (1.78)       1.46
                                  ---------- ----------  ---------- ----------  ----------
 Total from investment
  operations....................        2.44       1.84        2.90      (1.33)       1.96
                                  ---------- ----------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net  investment
 income.........................       (0.59)     (0.53)      (0.54)     (0.44)      (0.50)
 Dividends in excess of net
  investment income.............          --         --          --      (0.03)         --
 Distributions from realized
  gains.........................       (0.91)     (1.40)      (0.47)        --       (0.95)
 Distributions in excess of
  realized gains................          --      (0.03)         --         --       (0.03)
 Tax return of capital
  distributions.................          --         --          --      (0.00)         --
                                  ---------- ----------  ---------- ----------  ----------
 Total dividends and
  distributions.................       (1.50)     (1.96)      (1.01)     (0.47)      (1.48)
                                  ---------- ----------  ---------- ----------  ----------
Net asset value, end of year ...     $ 17.58    $ 16.64      $16.76     $14.87      $16.67
                                  ========== ==========  ========== ==========  ==========
Total return (d)................       15.06%     11.68%      19.75%     (8.02)%     12.28%
                                  ========== ==========  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's)........................  $1,724,089 $1,637,856  $1,523,142 $1,329,820  $1,364,640
Ratio of expenses to average
 net assets.....................        0.45%      0.41%       0.40%      0.39%       0.39%
Ratio of net investment income
 to average net assets..........        3.30%      3.15%       3.33%      2.87%       2.99%
Portfolio turnover rate (h) ....         146%       177%        186%       115%         99%
Average commission rate
 paid (f).......................     $0.0409    $0.0516          --         --          --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                  YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------
                                     1992     1991      1990     1989      1988
                                 ---------- --------  -------- --------  --------
Net asset value, beginning of
 year (a).......................      $18.48   $14.40    $15.16   $13.38    $12.39
                                  ---------- --------  -------- --------  --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income..........        0.56     0.60      0.78     0.85      0.67
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions..................       (1.11)    5.23     (0.76)    2.53      0.95
                                  ---------- --------  -------- --------  --------
 Total from investment
  operations....................       (0.55)    5.83      0.02     3.38      1.62
                                  ---------- --------  -------- --------  --------
 LESS DISTRIBUTIONS:
 Dividends from net  investment
 income.........................       (0.55)   (0.55)    (0.78)   (0.85)    (0.63)
 Dividends in excess of net
  investment income.............          --       --        --       --        --
 Distributions from realized
  gains.........................       (1.19)   (1.20)       --    (0.75)       --
 Distributions in excess of
  realized gains................          --       --        --       --        --
 Tax return of capital
  distributions.................          --       --        --       --        --
                                  ---------- --------  -------- --------  --------
 Total dividends and
  distributions.................       (1.74)   (1.75)    (0.78)   (1.60)    (0.63)
                                  ---------- --------  -------- --------  --------
Net asset value, end of year ...      $16.19   $18.48    $14.40   $15.16    $13.38
                                  ========== ========  ======== ========  ========
Total return (d)................       (2.85)%  41.25%     0.25%   25.84%    13.27%
                                  ========== ========  ======== ========  ========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's)........................  $1,076,670 $964,262  $286,432 $241,910  $161,819
Ratio of expenses to average
 net assets.....................        0.40%    0.41%     0.45%    0.45%     0.51%
Ratio of net investment income
 to average net assets..........        3.30%    3.60%     5.35%    5.71%     5.15%
Portfolio turnover rate (h) ....          91%     159%      119%     132%      204%
Average commission rate
 paid (f).......................          --       --        --       --        --

------------
Footnotes appear on page 9.

-------------------------------------------------------------------------------
The Hudson River Trust                      2

ALLIANCE GROWTH INVESTORS PORTFOLIO:

                                                              YEAR ENDED DECEMBER 31,
                                           -------------------------------------------------------------
                                                1997         1996         1995       1994        1993*
                                            -----------   -----------  ---------   ---------  ---------
Net asset value, beginning of period (a) .       $ 17.20      $ 17.68      $14.66     $15.61      $14.69
                                            ------------ ------------  ---------- ----------  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income  ..................          0.41         0.40        0.57       0.50        0.43
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ..........................          2.43         1.66        3.24      (0.98)       1.79
                                            ------------ ------------  ---------- ----------  ----------
 Total from investment operations ........          2.84         2.06        3.81      (0.48)       2.22
                                            ------------ ------------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....         (0.46)       (0.40)      (0.54)     (0.46)      (0.42)
 Dividends in excess of net investment
   income.................................            --        (0.03)      (0.01)     (0.01)         --
 Distributions from realized gains  ......         (1.03)       (2.10)      (0.24)        --       (0.88)
 Distributions in excess of realized
   gains..................................            --        (0.01)         --         --          --
                                            ------------ ------------  ---------- ----------  ----------
 Total dividends and distributions  ......         (1.49)       (2.54)      (0.79)     (0.47)      (1.30)
                                            ------------ ------------  ---------- ----------  ----------
Net asset value, end of period............       $ 18.55      $ 17.20      $17.68     $14.66      $15.61
                                            ============ ============  ========== ==========  ==========
Total return (d) .........................         16.87%       12.61%      26.37%     (3.15)%     15.26%
                                            ============ ============  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net asset, end of period (000's)..........    $1,630,389   $1,301,643    $896,134   $492,478    $278,467
Ratio of expenses to average net assets  .          0.57%        0.57%       0.56%      0.59%       0.62%
Ratio of net investment income to average
 net assets ..............................          2.18%        2.31%       3.43%      3.32%       2.71%
Portfolio turnover rate...................           121%         190%        107%       131%        118%
Average commission rate paid (f)..........       $0.0460      $0.0495          --         --          --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)




                                                                            OCTOBER 2,
                                                YEAR ENDED DECEMBER 31,      1989 TO
                                            ------------------------------- DECEMBER 31,
                                              1992       1991      1990        1989
                                            ---------- ---------  --------- ----------
Net asset value, beginning of period (a) .    $  15.17   $ 11.03    $ 10.33    $10.00
                                            ---------- ---------  --------- ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income  ..................        0.44      0.41       0.44      0.11
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ..........................        0.28      4.93       0.64      0.29
                                            ---------- ---------  --------- ---------
 Total from investment operations ........        0.72      5.34       1.08      0.40
                                            ---------- ---------  --------- ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....       (0.41)    (0.37)     (0.38)    (0.06)
 Dividends in excess of net investment
   income.................................          --        --         --        --
 Distributions from realized gains  ......       (0.79)    (0.83)        --     (0.01)
 Distributions in excess of realized
   gains..................................          --        --         --        --
                                            ---------- ---------  --------- ---------
 Total dividends and distributions  ......       (1.20)    (1.20)     (0.38)    (0.07)
                                            ---------- ---------  --------- ---------
Net asset value, end of period............    $  14.69   $ 15.17    $ 11.03    $10.33
                                            ========== =========  ========= =========
Total return (d) .........................        4.85%    48.83%     10.70%     4.00%
                                            ========== =========  ========= =========
RATIOS/SUPPLEMENTAL DATA:
Net asset, end of period (000's)..........    $148,650   $84,338    $24,539    $6,018
Ratio of expenses to average net assets  .        0.60%     0.66%      0.78%     0.29%
Ratio of net investment income to average
 net assets ..............................        3.00%     3.03%      4.11%     1.01%
Portfolio turnover rate...................         129%      139%        92%        6%
Average commission rate paid (f)..........          --        --         --        --

                                EQUITY SERIES

ALLIANCE GROWTH AND INCOME PORTFOLIO:

                                                                                                       OCTOBER 1, 1993
                                                                        YEAR ENDED                            TO
                                                                       DECEMBER 31,                   DECEMBER 31, 1993
                                                        ------------------------------------------- ---------------------
                                                            1997        1996       1995      1994
                                                         ---------   ---------  --------   --------
Net asset value, beginning of period (a)...............     $ 13.01    $ 11.70     $ 9.70    $ 9.95      $10.00
                                                         ---------- ----------  --------- ---------  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.................................        0.15       0.24       0.33      0.31        0.03
 Net realized and unrealized gain (loss) on
 investments...........................................        3.30       2.05       1.97     (0.36)      (0.06)
                                                         ---------- ----------  --------- ---------  ----------
 Total from investment operations......................        3.45       2.29       2.30     (0.05)      (0.03)
                                                         ---------- ----------  --------- ---------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income..................       (0.15)     (0.23)     (0.30)    (0.20)      (0.02)
 Dividends in excess of net investment income .........          --         --         --        --       (0.00)
 Distributions from realized gains ....................       (0.93)     (0.75)        --        --          --
 Tax return of capital distributions...................          --         --         --        --       (0.00)
                                                         ---------- ----------  --------- ---------  ----------
 Total dividends and distributions.....................       (1.08)     (0.98)     (0.30)    (0.20)      (0.02)
                                                         ---------- ----------  --------- ---------  ----------
Net asset value, end of period.........................     $ 15.38    $ 13.01     $11.70    $ 9.70      $ 9.95
                                                         ========== ==========  ========= =========  ==========
Total return (d).......................................       26.90%     20.09%     24.07%    (0.58)%     (0.25)%
                                                         ========== ==========  ========= =========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)......................    $555,059   $232,080    $98,053   $31,522      $1,456
Ratio of expenses to average net assets................        0.58%      0.58%      0.60%     0.78%       2.70%(b)
Ratio of net investment income to average net assets ..        0.99%      1.94%      3.11%     3.13%       1.12%(b)
Portfolio turnover rate................................          79%        88%        65%       52%         48%
Average commission rate paid (f).......................     $0.0586    $0.0604         --        --          --

------------
Footnotes appear on page 9.

--------------------------------------------------------------------------------
                                3                         The Hudson River Trust

ALLIANCE EQUITY INDEX PORTFOLIO:

                                                                                                                MARCH 1, 1994
                                                                                        YEAR ENDED                   TO
                                                                                       DECEMBER 31,           DECEMBER 31, 1994
                                                                           ---------------------------------  -----------------
                                                                                1997       1996        1995
                                                                             ---------   ---------  ---------
Net asset value, beginning of period (a)...................................     $ 15.16    $ 13.13      $ 9.87       $10.00
                                                                             ---------- ----------  ----------   ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................        0.26       0.27        0.26         0.20
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...................................................        4.64       2.65        3.32        (0.09)
                                                                             ---------- ----------  ----------    ----------
 Total from investment operations .........................................        4.90       2.92        3.58         0.11
                                                                             ---------- ----------  ----------    ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................       (0.25)     (0.25)      (0.22)       (0.20)
 Distributions of realized gains...........................................       (0.07)     (0.64)      (0.09)       (0.03)
 Distributions in excess of realized gains.................................          --         --       (0.01)       (0.01)
                                                                             ---------- ----------  ----------    ----------
 Total dividends and distributions.........................................       (0.32)     (0.89)      (0.32)       (0.24)
                                                                             ---------- ----------  ----------    ----------
Net asset value, end of period ............................................     $ 19.74    $ 15.16      $13.13       $ 9.87
                                                                             ========== ==========  ==========    ==========
Total return (d) ..........................................................       32.58%     22.39%      36.48%        1.08%
                                                                             ========== ==========  ==========    ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................    $943,631   $386,249    $165,785      $36,748
Ratio of expenses to average net assets....................................        0.37%      0.39%       0.48%        0.49%(b)
Ratio of net investment income to average net assets.......................        1.46%      1.91%       2.16%        2.42%(b)
Portfolio turnover rate ...................................................           3%        15%          9%           7%
Average commission rate paid (f)...........................................     $0.0309    $0.0306          --           --

ALLIANCE COMMON STOCK PORTFOLIO (g):

                                                    YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------
                                       1997        1996       1995        1994       1993*
                                     --------   --------    --------   --------    --------
Net asset value, beginning of
 year (a).........................      $18.23     $16.48      $13.36     $14.65      $13.49
                                    ---------- ----------  ---------- ----------  ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income............        0.14       0.15        0.20       0.20        0.23
 Net realized and unrealized
  gain (loss) on investments  and
 foreign currency  transactions ..        5.12       3.73        4.12      (0.51)       3.10
                                    ---------- ----------  ---------- ----------  ----------
 Total from investment
  operations......................        5.26       3.88        4.32      (0.31)       3.33
                                    ---------- ----------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income...............       (0.11)     (0.15)      (0.20)     (0.19)      (0.23)
 Dividends in excess of net
  investment income...............          --         --       (0.02)     (0.01)      (0.00)
 Distributions from
  realized gains..................       (1.77)     (1.76)      (0.95)     (0.77)      (1.94)
 Distributions in excess
  of realized gains...............          --      (0.22)      (0.03)        --          --
 Tax return of capital
  distributions...................          --         --          --      (0.01)         --
                                    ---------- ----------  ---------- ----------  ----------
 Total dividends
  and distributions...............       (1.88)     (2.13)      (1.20)     (0.98)      (2.17)
                                    ---------- ----------  ---------- ----------  ----------
Net asset value, end of year .....      $21.61     $18.23      $16.48     $13.36      $14.65
                                    ========== ==========  ========== ==========  ==========
Total return (d)..................       29.40%     24.28%      32.45%     (2.14)%     24.84%
                                    ========== ==========  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..  $9,331,994 $6,625,390  $4,879,677 $3,466,245  $3,125,128
Ratio of expenses to average
  net assets......................        0.39%      0.38%       0.38%      0.38%       0.38%
Ratio of net investment income to
 average net assets...............        0.69%      0.85%       1.27%      1.40%       1.55%
Portfolio turnover rate ..........          52%        55%         61%        52%         82%
Average commission rate paid (f) .     $0.0579    $0.0565          --         --          --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                    YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------
                                       1992        1991      1990      1989     1988
                                     --------   --------    ------   ------    ------
Net asset value, beginning of
 year (a).........................  $    14.18 $    11.22  $  12.87 $  12.19  $  10.15
                                    ---------- ----------  -------- --------  --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income............        0.24       0.32      0.21     0.27      0.23
 Net realized and unrealized
  gain (loss) on investments  and
 foreign currency  transactions ..        0.20       3.91     (1.25)    2.84      2.04
                                    ---------- ----------  -------- --------  --------
 Total from investment
  operations......................        0.44       4.23     (1.04)    3.11      2.27
                                    ---------- ----------  -------- --------  --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income...............       (0.24)     (0.29)    (0.22)   (0.26)    (0.23)
 Dividends in excess of net
  investment income...............          --         --        --       --        --
 Distributions from
  realized gains..................       (0.89)     (0.98)    (0.39)   (2.17)       --
 Distributions in excess
  of realized gains...............          --         --        --       --        --
 Tax return of capital
  distributions...................          --         --        --       --        --
                                    ---------- ----------  -------- --------  --------
 Total dividends
  and distributions...............       (1.13)     (1.27)    (0.61)   (2.43)    (0.23)
                                    ---------- ----------  -------- --------  --------
Net asset value, end of year .....  $    13.49 $    14.18  $  11.22 $  12.87  $  12.19
                                    ========== ==========  ======== ========  ========
Total return (d)..................        3.22%     37.90%    (8.11)%   25.59%   22.44%
                                    ========== ==========  ======== ========  ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..  $2,307,292 $2,126,402  $673,476 $725,627  $537,827
Ratio of expenses to average
  net assets......................        0.38%      0.40%     0.44%    0.43%     0.46%
Ratio of net investment income to
 average net assets...............        1.73%      2.32%     1.72%    1.87%     2.02%
Portfolio turnover rate ..........          71%        90%       82%      90%       71%
Average commission rate paid (f) .          --         --        --       --        --

------------
Footnotes appear on page 9.

-------------------------------------------------------------------------------
The Hudson River Trust                    4

ALLIANCE GLOBAL PORTFOLIO (g):

                                                  YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------
                                        1997        1996     1995     1994     1993*
                                     ----------   -------  -------   -------  -------
Net asset value, beginning of
 period (a).......................     $16.92     $15.74   $13.87    $13.62   $11.41
                                     ----------   -------  -------   -------  --------
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income ...........       0.17       0.21     0.26      0.20     0.08
 Net realized and unrealized gain
   (loss) on investments and
   foreign currency transactions..       1.75       2.05     2.32      0.52     3.58
                                     ----------   -------  -------   -------  --------
 Total from investment
   operations.....................       1.92       2.26     2.58      0.72     3.66
                                     ----------   -------  -------   -------  --------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income.........................      (0.36)     (0.21)   (0.25)    (0.17)   (0.15)
 Dividends in excess of net
   investment income..............         --      (0.08)      --        --       --
 Distributions from realized
   gains..........................      (1.19)     (0.79)   (0.42)    (0.28)   (1.30)
 Distributions in excess of
   realized gains.................         --         --    (0.03)    (0.00)   (0.00)
 Tax return of capital
   distributions .................         --      (0.00)   (0.01)    (0.02)      --
                                     ----------   -------  -------   -------  --------
 Total dividends and
   distributions..................      (1.55)     (1.08)   (0.71)    (0.47)   (1.45)
                                     ----------   -------  -------   -------  --------
Net asset value, end of period ...     $17.29     $16.92    $15.74   $13.87   $13.62
                                     ==========   =======  =======   =======  ========
Total return (d) .................     11.66%      14.60%    18.81%    5.23%   32.09%
                                     ==========   =======  =======   =======  ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .........................$1,203,867    $997,041  $686,140 $421,698 $141,257
Ratio of expenses to average net
 assets ..........................      0.69%       0.60%     0.61%    0.69%    0.84%
Ratio of net investment income to
 average net assets ..............      0.97%       1.28%     1.76%    1.41%    0.62%
Portfolio turnover rate...........        57%         59%       67%      71%     150%
Average commission rate paid (f) .   $0.0412     $0.0418        --       --       --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                             YEAR ENDED DECEMBER 31,
                                    ----------------------------------------
                                     1992    1991     1990    1989     1988
                                    ------- -------  ------- -------  ------
Net asset value, beginning of
 period (a).......................  $ 11.64 $  9.76  $ 10.74 $  9.57  $ 8.67
                                    ------- -------  ------- -------  ------
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income ...........     0.14    0.22     0.38    0.17    0.13
 Net realized and unrealized gain
   (loss) on investments and
   foreign currency transactions..    (0.20)   2.74    (1.03)   2.38    0.82
                                    ------- -------  ------- -------  ------
 Total from investment
   operations.....................    (0.06)   2.96    (0.65)   2.55    0.95
                                    ------- -------  ------- -------  ------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income.........................    (0.11)  (0.23)   (0.33)  (0.14 ) (0.05)
 Dividends in excess of net
   investment income..............       --      --       --      --      --
 Distributions from realized
   gains..........................    (0.06)  (0.85)      --   (1.24 )    --
 Distributions in excess of
   realized gains.................       --      --       --      --      --
 Tax return of capital
   distributions .................       --      --       --      --      --
                                    ------- -------  ------- -------  ------
 Total dividends and
   distributions..................    (0.17)  (1.08)   (0.33)  (1.38 ) (0.05)
                                    ------- -------  ------- -------  ------
Net asset value, end of period ...  $ 11.41 $ 11.64  $  9.76 $ 10.74  $ 9.57
                                    ======= =======  ======= =======  ======
Total return (d) .................    (0.50)%  30.54%  (6.06)%  26.73 % 10.88%
                                    ======= =======  ======= =======  ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .........................  $49,171 $39,487  $24,097 $15,409  $9,212
Ratio of expenses to average net
 assets ..........................     0.70%   0.75%    0.75%   0.80 %  1.06%
Ratio of net investment income to
 average net assets ..............     1.20%   1.94%    3.67%   1.49 %  1.30%
Portfolio turnover rate...........      216%    267%     502%    399 %   235%
Average commission rate paid (f) .       --      --       --      --      --

ALLIANCE INTERNATIONAL PORTFOLIO:

                                                                                         YEAR ENDED DECEMBER 31,  APRIL 3, 1995
                                                                                         -----------------------        TO
                                                                                            1997        1996    DECEMBER 31, 1995
                                                                                         ---------- ----------  -----------------
Net asset value, beginning of period (a)................................................   $11.50      $10.87        $10.00
                                                                                         ---------- ----------     ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income..................................................................     0.10        0.13          0.14
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions..........................................................................    (0.45)       0.94          0.98
                                                                                         ---------- ----------     ----------
 Total from investment operations.......................................................    (0.35)       1.07          1.12
                                                                                         ---------- ----------     ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income...................................................    (0.32)      (0.10)        (0.07)
 Dividends in excess of net investment income...........................................       --       (0.09)        (0.13)
 Distributions from realized gains......................................................    (0.56)      (0.25)        (0.05)
                                                                                         ---------- ----------     ----------
 Total dividends and distributions......................................................    (0.88)      (0.44)        (0.25)
                                                                                         ---------- ----------     ----------
Net asset value, end of period..........................................................   $10.27      $11.50        $10.87
                                                                                         ========== ==========     ==========
Total return (d)........................................................................    (2.98)%      9.82%        11.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)....................................................... $190,611    $151,907       $28,684
Ratio of expenses to average net assets.................................................    1.08%       1.06%          1.03%(b)
Ratio of net investment income to average net assets....................................    0.83%       1.10%          1.71%(b)
Portfolio turnover rate.................................................................      59%         48%            56%
Average commission rate paid (f)........................................................   $0.0294    $0.0251            --

------------
Footnotes appear on page 9.
-------------------------------------------------------------------------------
                                5                        The Hudson River Trust

ALLIANCE AGGRESSIVE STOCK PORTFOLIO (g):

                                                    YEAR ENDED DECEMBER 31,
                                    -------------------------------------------------------
                                      1997       1996        1995       1994       1993*
                                    ---------   ---------  ---------   ---------  ---------
Net asset value, beginning of
 year (a) .......................      $35.85     $35.68      $30.63     $31.89      $29.81
                                   ---------- ----------  ---------- ----------  ----------
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income ..........        0.04       0.09        0.10       0.04        0.09
 Net realized and unrealized
   gain (loss) on investments....        3.71       7.52        9.54      (1.26)       4.91
                                   ---------- ----------  ---------- ----------  ----------
 Total from investment
   operations ...................        3.75       7.61        9.64      (1.22)       5.00
                                   ---------- ----------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income........................       (0.05)     (0.09)      (0.10)     (0.04)      (0.09)
 Dividends in excess of net
   investment income.............          --      (0.00)         --         --          --
 Distributions from realized
   gains.........................       (3.33)     (7.33)      (4.49)        --       (2.75)
 Distributions in excess of
   realized gains................          --      (0.02)         --         --       (0.07)
 Tax return of capital
   distributions.................          --         --          --      (0.00)      (0.01)
                                   ---------- ----------  ---------- ----------  ----------
 Total dividends and
   distributions.................       (3.38)     (7.44)      (4.59)     (0.04)      (2.92)
                                   ---------- ----------  ---------- ----------  ----------
Net asset value, end of year  ...      $36.22     $35.85      $35.68     $30.63      $31.89
                                   ========== ==========  ========== ==========  ==========
Total return (d).................       10.94%     22.20%      31.63%     (3.81)%     16.77%
                                   ========== ==========  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) .  $4,589,771 $3,865,256  $2,700,515 $1,832,164  $1,557,332
Ratio of expenses to average net
 assets .........................        0.54%      0.48%       0.49%      0.49%       0.49%
Ratio of net investment income
 to average net assets ..........        0.11%      0.24%       0.28%      0.12%       0.28%
Portfolio turnover rate .........         123%       108%        127%        92%         89%
Average commission rate
 paid (f) .......................     $0.0571    $0.0263          --         --          --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------
                                      1992     1991      1990     1989     1988
                                   ---------- --------  -------- -------  -------
Net asset value, beginning of
 year (a) .......................  $    33.82 $  19.37  $  19.90 $ 14.07  $ 14.09
                                   ---------- --------  -------- -------  -------
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income ..........        0.17     0.12      0.16    0.23     0.20
 Net realized and unrealized
   gain (loss) on investments....       (1.25)   16.68      1.46    5.87    (0.03)
                                   ---------- --------  -------- -------  -------
 Total from investment
   operations ...................       (1.08)   16.80      1.62    6.10     0.17
                                   ---------- --------  -------- -------  -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income........................       (0.18)   (0.10)    (0.16)  (0.23)   (0.19)
 Dividends in excess of net
   investment income.............          --       --        --      --       --
 Distributions from realized
   gains.........................       (2.75)   (2.25)    (1.99)  (0.04)      --
 Distributions in excess of
   realized gains................          --       --        --      --       --
 Tax return of capital
   distributions.................          --       --        --      --       --
                                   ---------- --------  -------- -------  -------
 Total dividends and
   distributions.................       (2.93)   (2.35)    (2.15)  (0.27)   (0.19)
                                   ---------- --------  -------- -------  -------
Net asset value, end of year  ...  $    29.81 $  33.82  $  19.37 $ 19.90  $ 14.07
                                   ========== ========  ======== =======  =======
Total return (d).................       (3.16)%   86.87%    8.16%  43.50%    1.13%
                                   ========== ========  ======== =======  =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) .  $1,210,576 $959,257  $120,960 $99,459  $62,116
Ratio of expenses to average net
 assets .........................        0.50%    0.51%     0.55%   0.55%    0.65%
Ratio of net investment income
 to average net assets ..........        0.57%    0.40%     0.78%   1.29%    1.35%
Portfolio turnover rate .........          68%     117%       54%     89%      70%
Average commission rate
 paid (f) .......................          --       --        --      --       --

ALLIANCE SMALL CAP GROWTH PORTFOLIO:

                                                          MAY 1, 1997
                                                               TO
                                                       DECEMBER 31, 1997
                                                       -----------------
Net asset value, beginning of period (a) .............      $ 10.00
                                                       -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...............................         0.01
 Net realized and unrealized gain on investments .....         2.65
                                                       -----------------
 Total from investment operations ....................         2.66
                                                       -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ................        (0.01 )
 Distributions from realized gains ...................        (0.30 )
                                                       -----------------
 Total dividends and distributions ...................        (0.31 )
                                                       -----------------
Net asset value, end of period........................      $ 12.35
                                                       =================
Total return (d) .....................................        26.74 %
                                                       =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $94,676
Ratio of expenses to average net assets ..............         0.95 %(b)
Ratio of net investment income to average net assets           0.10 %(b)
Portfolio turnover rate ..............................           96 %
Average commission rate paid..........................      $0.0488

------------
Footnotes appear on page 9.

-------------------------------------------------------------------------------
The Hudson River Trust                     6

                             FIXED INCOME SERIES

ALLIANCE MONEY MARKET PORTFOLIO (g):

                                               YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------
                                     1997       1996       1995        1994        1993*
                                  ---------   ---------  ---------   ---------  -----------
Net asset value, beginning
 of year(a).....................      $10.17     $10.16      $10.14     $10.12      $10.11
                                  ---------- ----------  ---------- ----------  ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income..........        0.54       0.54        0.57       0.41        0.30
 Net realized and
  unrealized gain (loss)
  on investments................          --      (0.01)         --         --          --
                                  ---------- ----------  ---------- ----------  ----------
 Total from investment
  operations....................        0.54       0.53        0.57       0.41        0.30
                                  ---------- ----------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income.............       (0.53)     (0.52)      (0.55)     (0.39)      (0.29)
 Distributions from realized
  gains.........................       (0.00)        --          --         --          --
 Total dividends and
  distributions ................       (0.53)     (0.52)      (0.55)     (0.39)      (0.29)
                                  ---------- ----------  ---------- ----------  ----------
Net asset value, end of year  ..      $10.18     $10.17      $10.16     $10.14      $10.12
                                  ========== ==========  ========== ==========  ==========
Total return (d)................        5.42%      5.33%       5.74%      4.02%       3.00%
                                  ========== ==========  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)     $449,960   $463,422    $386,691   $325,391    $248,460
Ratio of expenses to average
 net assets.....................        0.39%      0.43%       0.44%      0.42%       0.42%
Ratio of net investment
 income to average net
 assets.........................        5.28%      5.17%       5.53%      4.01%       2.91%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                               YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------
                                     1992       1991        1990       1989        1988
                                  ---------- ----------  ---------- ----------  ----------
Net asset value, beginning
  of year(a)                          $10.13     $10.17      $10.14     $10.13      $10.09
                                  ---------- ----------  ---------- ----------  ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income..........        0.37       0.61        0.81       0.89        0.73
 Net realized and
  unrealized gain (loss)
  on investments................       (0.01)        --        0.01       0.01       (0.01)
                                  ---------- ----------  ---------- ----------  ----------
 Total from investment
  operations....................        0.36       0.61        0.82       0.90        0.72
                                  ---------- ----------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income.............       (0.38)     (0.65)      (0.79)     (0.89)      (0.68)
 Distributions from realized
  gains.........................          --         --          --         --          --
 Total dividends and
  distributions ................       (0.38)     (0.65)      (0.79)     (0.89)      (0.68)
                                  ---------- ----------  ---------- ----------  ----------
Net asset value, end of year  ..    $  10.11   $  10.13    $  10.17   $  10.14    $  10.13
                                  ========== ==========  ========== ==========  ==========
Total return (d)................        3.57%      6.20%       8.22%      9.18%       7.32%
                                  ========== ==========  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)     $268,584   $302,395    $359,426   $289,338    $234,378
Ratio of expenses to average
 net assets.....................        0.43%      0.43%       0.44%      0.44%       0.48%
Ratio of net investment
 income to average net
 assets.........................        3.63%      5.96%       7.85%      8.70%       7.14%

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO (e):

                                                                    YEAR ENDED DECEMBER 31,
                                                -----------------------------------------------------------------
                                                   1997       1996      1995       1994       1993*      1992
                                                 ---------   --------  --------   --------  ---------   ---------
Net asset value, beginning of period (a) .....      $ 9.29    $ 9.47     $ 8.87    $10.08      $10.53     $10.73
                                                ---------- ---------  --------- ---------  ---------- ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income........................        0.53      0.54       0.58      0.65        0.59       0.60
 Net realized and unrealized gain (loss) on
  investments.................................        0.13     (0.19)      0.57     (1.08)       0.51      (0.02)
                                                ---------- ---------  --------- ---------  ---------- ----------
 Total from investment operations.............        0.66      0.35       1.15     (0.43)       1.10       0.58
                                                ---------- ---------  --------- ---------  ---------- ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........       (0.51)    (0.53)     (0.55)    (0.78)      (0.68)     (0.60)
 Distributions from realized gains............          --        --         --        --       (0.87)     (0.18)
                                                ---------- ---------  --------- ---------  ---------- ----------
 Total dividends and distributions............       (0.51)    (0.53)     (0.55)    (0.78)      (1.55)     (0.78)
                                                ---------- ---------  --------- ---------  ---------- ----------
Net asset value, end of period................      $ 9.44    $ 9.29     $ 9.47    $ 8.87      $10.08     $10.53
                                                ========== =========  ========= =========  ========== ==========
Total return (d)..............................        7.29%     3.78%     13.33%    (4.37)%     10.58%      5.53%
                                                ========== =========  ========= =========  ========== ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............    $115,114   $88,384    $71,780   $48,518    $158,511   $293,587
Ratio of expenses to average net assets ......        0.55%     0.56%      0.57%     0.56%       0.53%      0.52%
Ratio of net investment income to average net
 assets.......................................        5.61%     5.73%      6.15%     6.75%       5.43%      5.63%
Portfolio turnover rate.......................         285%      318%       255%      133%        254%       316%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                   APRIL 1, 1991
                                                        TO
                                                 DECEMBER 31, 1991
                                               --------------------
Net asset value, beginning of period (a) .....      $10.00
                                                   ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income........................        0.52

 Net realized and unrealized gain (loss) on
  investments.................................        0.66
                                                   ----------
 Total from investment operations.............        1.18
                                                   ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........       (0.34)
 Distributions from realized gains............       (0.11)
                                                   ----------
 Total dividends and distributions............       (0.45)
                                                   ----------
Net asset value, end of period................    $  10.73
                                                   ==========
Total return (d)..............................       12.10%
                                                   ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............    $241,290
Ratio of expenses to average net assets ......        0.43%
Ratio of net investment income to average net
 assets.......................................        4.88%
Portfolio turnover rate.......................         174%

------------
Footnotes appear on page 9.

-------------------------------------------------------------------------------
                                7                        The Hudson River Trust

ALLIANCE QUALITY BOND PORTFOLIO:



                                                                                                         OCTOBER 1, 1993
                                                                                                                TO
                                                                      YEAR ENDED DECEMBER 31,           DECEMBER 31, 1993
                                                          --------------------------------------------- ------------------
                                                               1997       1996        1995      1994
                                                             ---------  ---------   ---------  --------
Net asset value, beginning of period (a).................    $ 9.49     $ 9.61      $ 8.72     $ 9.82       $10.00
                                                             ---------- ---------   ---------  --------     ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...................................      0.60       0.57        0.57       0.66         0.11
 Net realized and unrealized gain (loss) on
   investments and foreign currency transactions.........      0.24      (0.07)       0.88      (1.16)       (0.16)

                                                             ---------- ---------   ---------  --------     ------
 Total from investment operations........................      0.84       0.50        1.45      (0.50)       (0.05)
                                                             ---------- ---------   ---------  --------     ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income....................     (0.59)     (0.60)      (0.56)     (0.55)       (0.12)
 Dividends in excess of net investment income............        --      (0.02)         --         --           --
 Distributions in excess of realized gains...............        --         --          --         --        (0.01)
 Tax return of capital distributions.....................        --         --          --      (0.05)          --
                                                             ---------- ---------   ---------  --------     ------
 Total dividends and distributions.......................     (0.59)     (0.62)      (0.56)     (0.60)       (0.13)
                                                             ---------- ----------  ---------- ----------     ----------
Net asset value, end of period...........................     $9.74      $9.49       $9.61      $8.72        $9.82
                                                             ========== ==========  ========== ==========    ==========
Total return (d).........................................      9.14%      5.36%      17.02%     (5.10)%      (0.51)%
                                                             ========== ==========  ========== ==========   ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)........................  $203,233   $155,023    $157,443   $127,575     $104,832
Ratio of expenses to average net assets..................      0.57%      0.59%       0.59%      0.59%        0.69%(b)
Ratio of net investment income to average net assets.....      6.19%      6.06%       6.13%      7.17%        4.62%(b)
Portfolio turnover rate..................................       374%       431%        411%       222%          77%

ALLIANCE HIGH YIELD PORTFOLIO (g):

                                                          YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------
                                             1997        1996       1995       1994      1993*
                                          ---------- ----------  ---------- ---------  ---------
Net asset value, beginning of period
(a)......................................   $10.02      $ 9.64     $ 8.91     $10.08     $ 9.15
                                          ---------- ----------  ---------- ---------  ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................     1.04        1.02       0.98       0.89       0.94
 Net realized and unrealized gain (loss)
   on investments .......................     0.75        1.07       0.73      (1.17)      1.10
                                          ---------- ----------  ---------- ---------  ---------
 Total from investment operations .......     1.79        2.09       1.71      (0.28)      2.04
                                          ---------- ----------  ---------- ---------  ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  ..    (0.97)      (0.98)     (0.94)     (0.88)     (0.92)
 Dividends in excess of net investment
   income................................       --       (0.03)     (0.04)     (0.01)        --
 Distributions from realized gains ......    (0.43)      (0.70)        --         --      (0.19)
                                          ---------- ----------  ---------- ---------  ---------
 Total dividends and distributions ......    (1.40)      (1.71)     (0.98)     (0.89)     (1.11)
                                          ---------- ----------  ---------- ---------  ---------
Net asset value, end of period...........   $10.41      $10.02     $ 9.64     $ 8.91     $10.08
                                          ========== ==========  ========== =========  =========
Total return (d).........................    18.48%      22.89%     19.92%     (2.79)%    23.15%
                                          ========== ==========  ========== =========  =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....... $355,473    $199,360   $118,129    $73,895    $67,169
Ratio of expenses to average net assets .     0.62%       0.59%      0.60%      0.61%      0.63%
Ratio of net investment income to
 average net assets .....................     9.82%       9.93%     10.34%      9.23%      9.52%
Portfolio turnover rate .................      390%        485%       350%       248%       280%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                          YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------
                                             1992      1991       1990      1989       1988
                                          --------- ---------  --------- ---------  ---------
Net asset value, beginning of period
(a)......................................  $  8.96   $  7.97     $ 9.14   $  9.72    $  9.67
                                          --------- ---------  --------- ---------  ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................     0.89      0.89       1.04      1.09       1.00
 Net realized and unrealized gain (loss)
   on investments .......................     0.19      0.99      (1.14)    (0.60 )    (0.08 )
                                          --------- ---------  --------- ---------  ---------
 Total from investment operations .......     1.08      1.88      (0.10)     0.49       0.92
                                          --------- ---------  --------- ---------  ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  ..    (0.89 )   (0.89 )    (1.07)    (1.07 )    (0.87 )
 Dividends in excess of net investment
   income................................       --        --         --        --         --
 Distributions from realized gains ......       --        --         --        --         --
                                          --------- ---------  --------- ---------  ---------
 Total dividends and distributions ......    (0.89 )   (0.89 )    (1.07)    (1.07 )    (0.87 )
                                          --------- ---------  --------- ---------  ---------
Net asset value, end of period...........  $  9.15   $  8.96     $ 7.97   $  9.14    $  9.72
                                          ========= =========  ========= =========  =========
Total return (d).........................    12.31 %   24.46 %    (1.10)%    5.14 %     9.73 %
                                          ========= =========  ========= =========  =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......  $47,687   $45,066     $36,569  $41,280    $34,810
Ratio of expenses to average net assets .     0.60 %    0.61 %     0.62%     0.62 %     0.73 %
Ratio of net investment income to
 average net assets .....................     9.58 %   10.31 %    12.04%    11.22 %    10.05 %
Portfolio turnover rate .................      177 %     187 %       53%      116 %      209 %

------------
Footnotes appear on page 9.

-------------------------------------------------------------------------------
The Hudson River Trust                   8

------------
FOOTNOTES TO FINANCIAL HIGHLIGHTS
* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. ("Alliance") acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.
(a) Date as of which funds were first allocated to the Portfolios are as follows:
       Alliance Common Stock Portfolio -- June 16, 1975
       Alliance Money Market Portfolio -- July 13, 1981
       Alliance Balanced Portfolio -- January 27, 1986
       Alliance Aggressive Stock Portfolio -- January 27, 1986
       Alliance High Yield Portfolio -- January 2, 1987
       Alliance Global Portfolio -- August 27, 1987
       Alliance Conservative Investors Portfolio -- October 2, 1989
       Alliance Growth Investors Portfolio -- October 2, 1989
       Alliance Intermediate Government Securities Portfolio -- April 1, 1991 Alliance Quality Bond Portfolio -- October 1, 1993
       Alliance Growth and Income Portfolio -- October 1, 1993
       Alliance Equity Index Portfolio -- March 1, 1994
       Alliance International Portfolio -- April 3, 1995
       Alliance Small Cap Growth Portfolio -- May 1, 1997
(b)    Annualized.
(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.
(d) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(e) On February 22, 1994 shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.
(f) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate paid per share for equity security trades on which commissions are charged.
(g) On December 16, 1992, the Trust's Board of Trustees declared a 10-for-1 stock split of the outstanding shares of the Alliance Money Market, Alliance High Yield, Alliance Balanced, Alliance Common Stock, Alliance Global and Alliance Aggressive Stock Portfolios ("Split Portfolios"). The split was effected on January 1, 1993 for shareholders of record on that date. Consequently, the information presented in the tables above for each Split Portfolio share outstanding throughout each period (other than the periods ended prior to January 1, 1993), and the shares outstanding at the end of such periods presented for the Split Portfolios, has been restated.
(h) The Alliance Balanced Portfolio's portfolio turnover rates in 1997 and 1996 were 95% and 139%, respectively, for the equity component and were 192% and 221%, respectively, for the fixed income component.

-------------------------------------------------------------------------------
                                9                       The Hudson River Trust

3. The section entitled "The Trust" is revised by replacing the fourth paragraph thereof with the following:

The Trust's shares are sold only to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and certain insurance companies unaffiliated with Equitable. Equitable was the record owner of approximately 99.7% and 100% of the Trust's Class IA and Class IB shares, respectively, as of March 31, 1998, and consequently may be deemed to control the Trust.

4. The section entitled "Investment Objectives and Policies--Alliance Conservative Investors Portfolio--Investment Policies" is revised by replacing the second paragraph thereof with the following:

The Portfolio will at all times hold at least 40% of its assets in investment grade fixed income securities, each having a duration, as determined by Alliance, that is less than that of a 10-year Treasury bond (the "Fixed Income Core"). Duration is a measure that relates the price volatility of a bond to changes in interest rates. The duration of a bond is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the case of mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1997, the duration of a 10-year Treasury bond was considered by Alliance to be 7.3 years.

5. The section entitled "Investment Objectives and Policies--Alliance Growth Investors Portfolio--Investment Policies" is revised by replacing the first paragraph thereof with the following:

The Alliance Growth Investors Portfolio attempts to achieve its investment objective by allocating varying portions of its assets to a number of asset classes. Equity investments will include both exchange-traded and over-the-counter common stocks and equity-type securities, which may include preferred stock and convertible securities, and may include securities issued by intermediate-and small-sized companies that, in the opinion of Alliance, have favorable growth prospects. More risk is associated with investment in intermediate and small-sized companies because they are often dependent on limited product lines, financial resources or management groups. They may be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Intermediate-and small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger, more established companies. Fixed income investments will include investment grade fixed income securities (including cash and money market instruments) as well as securities that have a high current yield and that are either rated in the lower categories by nationally recognized statistical rating organizations ("NRSROs") (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment Techniques--Fixed Income Securities"; and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31, 1997, approximately 19% of the Portfolio was invested in fixed income securities. No more than 30% of the Portfolio's assets will be invested in securities of non-U.S. issuers. See "Investment Techniques--Foreign Securities and Currencies," below.

6. The section entitled "Investment Objectives and Policies--Alliance Common Stock Portfolio--Investment Policies" is revised by replacing the third paragraph thereof with the following:

If, in light of economic conditions and the general level of common stock prices, it appears that the Portfolio's investment objective will not be met by using all its assets to buy equities, the Alliance Common Stock Portfolio may also use part of its assets to make nonequity investments. These could include buying securities such as nonparticipating and nonconvertible preferred stocks and certain fixed income securities. Fixed income securities will include investment grade bonds and debentures and money market instruments, as well as securities that have a high current yield because they are either rated in the lower categories by NRSROs (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment
------------------------------------------------------------------------------
The Hudson River Trust                10

Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31, 1997, less than 1% of the average assets of the Portfolio were invested in higher yielding securities.

7. The section entitled "Investment Objectives and Policies--Alliance Small Cap Growth Portfolio--Investment Policies" is revised by replacing the first paragraph thereof with the following:

The Alliance Small Cap Growth Portfolio pursues its objective by investing primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Alliance Small Cap Growth Portfolio may also invest a portion of its assets in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

8. The section entitled "Investment Objectives and Policies--Alliance Intermediate Government Securities Portfolio--Investment Policies" is revised by replacing the fifth paragraph thereof with the following:

The Portfolio buys and sells securities with a view to maximizing current return without, in the view of Alliance, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government Securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on Alliance's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. However, at all times, each instrument held by the Portfolio will have either a final maturity of not more than ten years or a duration, as determined by Alliance, not exceeding that of a 10-year Treasury note. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1997, the duration of a 10-year Treasury bond was considered by Alliance to be 7.3 years. The Portfolio may also invest a substantial portion of its assets in money market instruments. See "Investment Techniques--Certain Money Market Instruments," below.

9. The section entitled "Investment Objectives and Policies--Alliance High Yield Portfolio--Investment Policies" is revised by replacing the third paragraph thereof with the following:

For the fiscal year ended December 31, 1997, the approximate percentages of the Portfolio's average assets invested in securities of each rating category, determined on a dollar weighted basis, were as follows: 10% in securities rated AAA or its equivalent, 6.8% in securities rated BB or its equivalent, 69.2% in securities rated B or its equivalent and 4% in securities rated CCC or its equivalent. Of these securities, 90% were rated by an NRSRO and 10% were unrated. All of the unrated securities were considered by the investment adviser to be of comparable quality to the Portfolio's investments rated by an NRSRO.

10. The section entitled "Investment Techniques--Options" is revised by replacing the third paragraph thereof with the following:

Options purchased or written by the Portfolios may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, such options are subject to the risk that the counterparty may fail to meet its obligations to the Fund, and it may be difficult to enter into closing transactions with respect to such options. Such options, and the securities used as "cover" for such options, may be considered illiquid securities.

11. The section entitled "Investment Techniques--Options" is revised by replacing the fifth paragraph thereof with the following:

The Portfolios, except the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase put and call options and write covered put and call

-------------------------------------------------------------------------------
                               11                        The Hudson River Trust
options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, such options are subject to the risk that the counterparty may fail to meet its obligations to the Fund, and it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

12. The section entitled "Investment Techniques--Foreign Securities and Currencies" is revised by replacing the first paragraph thereof with the following:

All of the Portfolios, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. For these purposes, "foreign securities" are securities of foreign issuers that are not traded in U.S. markets. Each of the Portfolios, except the Alliance Intermediate Government Securities Portfolio, may invest in American depositary receipts and securities of foreign issuers that are traded in U.S. markets. These securities may involve certain of the risks described below for foreign securities.

13. The section entitled "Management of the Trust--The Portfolio Managers" is replaced with the following:

THE PORTFOLIO MANAGERS

THE ASSET ALLOCATION SERIES
---------------------------

ALLIANCE CONSERVATIVE INVESTORS, ALLIANCE BALANCED AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

Robert G. Heisterberg has been the person principally responsible for the Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios' investment programs since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.

THE EQUITY SERIES
-----------------

ALLIANCE GROWTH AND INCOME PORTFOLIO

Paul Rissman and W. Theodore Kuck have been the persons principally responsible for the Alliance Growth and Income Portfolio's investment program, Mr. Rissman since 1996 and Mr. Kuck since the Portfolio's inception. Mr. Rissman, a Senior Vice President of Alliance, has been associated with Alliance since 1989. Mr. Kuck, a Vice President of Alliance, has been associated with Alliance since 1971.*

ALLIANCE EQUITY INDEX PORTFOLIO

Judith A. DeVivo has been the person principally responsible for the Alliance Equity Index Portfolio's investment program since its inception. Ms. DeVivo, a Vice President of Alliance, has been associated with Alliance since 1970.

ALLIANCE COMMON STOCK PORTFOLIO

Tyler J. Smith has been the person principally responsible for the Alliance Common Stock Portfolio's investment program since 1977. Mr. Smith, a Senior Vice President of Alliance, has been associated with Alliance since 1970.*

-------------------------------------------------------------------------------
The Hudson River Trust                    12

ALLIANCE GLOBAL AND ALLIANCE INTERNATIONAL PORTFOLIOS

Bruce Calvert and Ronald L. Simcoe have been the persons principally responsible for the Alliance Global Portfolio's investment program, Mr. Calvert since 1998 and Mr. Simcoe since 1988; and the Alliance International Portfolio's investment program, Mr. Calvert since 1998 and Mr. Simcoe since its inception. Mr. Calvert, the Vice Chairman and Chief Investment Officer of Alliance, has been associated with Alliance since 1973. Mr. Simcoe, a Vice President of Alliance, has been associated with Alliance since 1978.*

ALLIANCE AGGRESSIVE STOCK PORTFOLIO

Alden M. Stewart and Randall E. Haase have been the persons principally responsible for the Alliance Aggressive Stock Portfolio's investment program since 1993. Mr. Stewart, an Executive Vice President of Alliance, has been associated with Alliance since 1970.* Mr. Haase, a Senior Vice President of Alliance, has been associated with Alliance since 1988.*

ALLIANCE SMALL CAP GROWTH PORTFOLIO

Michael F. Gaffney has been the person principally responsible for the Alliance Small Cap Growth Portfolio's investment program since its inception. Mr. Gaffney, a Senior Vice President of Alliance, has been associated with Alliance since 1987.*

THE FIXED INCOME SERIES
-----------------------

ALLIANCE MONEY MARKET PORTFOLIO

Raymond J. Papera has been the person principally responsible for the Alliance Money Market Portfolio's investment program since 1990. Mr. Papera, a Senior Vice President of Alliance, has been associated with Alliance since 1990.*

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

Patricia J. Young and Jeffrey S. Phlegar have been the persons principally responsible for the Alliance Intermediate Government Securities Portfolio's investment program, Ms. Young since 1995 and Mr. Phlegar since 1997. Ms. Young, a Senior Vice President of Alliance, has been associated with Alliance since 1992. Mr. Phlegar, a Senior Vice President of Alliance, has been associated with Alliance since 1988.

ALLIANCE QUALITY BOND PORTFOLIO

Matthew Bloom has been the person principally responsible for the Alliance Quality Bond Portfolio's investment program since 1995. Mr. Bloom, a Senior Vice President of Alliance, has been associated with Alliance since 1989.

ALLIANCE HIGH YIELD PORTFOLIO

Wayne C. Tappe has been the person principally responsible for the Alliance High Yield Portfolio's investment program since 1995. Mr. Tappe, a Senior Vice President of Alliance, has been associated with Alliance since 1987.*
----------------------
* Prior to July 22, 1993, with Equitable Capital Management Corporation ("Equitable Capital"). On that date Alliance acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

14. The section entitled "Management of the Trust--The Trust's Expenses" is replaced with the following:

THE TRUST'S EXPENSES

The Trust pays all of its operating expenses not specifically assumed by Alliance. The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting,

-------------------------------------------------------------------------------
                               13                        The Hudson River Trust
printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses;
costs of fidelity bonds and Trustees' liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates. The following table, reflecting the Trust's estimated expenses, is based on information for the year ended December 31, 1997 and has been restated to reflect (i) the fees that would have been paid to Alliance if the present advisory agreement had been in effect as of January 1, 1997 and (ii) estimated accounting expenses for the year ended December 31, 1997.

                                                               ALLIANCE                              ALLIANCE
                        ALLIANCE                   ALLIANCE     GROWTH      ALLIANCE    ALLIANCE      SMALL
                      CONSERVATIVE    ALLIANCE      GROWTH        AND        EQUITY      COMMON        CAP
                        INVESTORS     BALANCED    INVESTORS     INCOME       INDEX        STOCK       GROWTH
TYPE OF EXPENSE         PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
-------------------  -------------- -----------  ----------- -----------  ----------- -----------  -----------
Investment Advisory
 Fees ..............      0.48%         0.42%        0.52%       0.55%        0.32%       0.37%        0.90%
Other Expenses .....      0.07%         0.05%        0.05%       0.04%        0.04%       0.03%        0.05%
                     -------------- -----------  ----------- -----------  ----------- -----------  -----------
Total Expenses .....      0.55%         0.47%        0.57%       0.59%        0.36%       0.40%        0.95%
                     ============== ===========  =========== ===========  =========== ===========  ===========

                                                               ALLIANCE
                                    ALLIANCE     ALLIANCE    INTERMEDIATE    ALLIANCE    ALLIANCE
                       ALLIANCE    AGGRESSIVE     MONEY       GOVERNMENT     QUALITY       HIGH         ALLIANCE
                        GLOBAL       STOCK        MARKET      SECURITIES       BOND        YIELD     INTERNATIONAL
TYPE OF EXPENSE       PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------  ----------- ------------  ----------- --------------  ----------- -----------  ---------------
Investment Advisory
 Fees ..............     0.65%        0.54%        0.35%         0.50%         0.53%       0.60%          0.90%
Other Expenses .....     0.08%        0.03%        0.04%         0.06%         0.05%       0.04%          0.18%
                     ----------- ------------  ----------- --------------  ----------- -----------  ---------------
Total Expenses .....     0.73%        0.57%        0.39%         0.56%         0.58%       0.64%          1.08%
                     =========== ============  =========== ==============  =========== ===========  ===============

Actual investment advisory fees, other expenses and total expenses for the year ended December 31, 1997 were as follows:

                                                               ALLIANCE                              ALLIANCE
                        ALLIANCE                   ALLIANCE     GROWTH      ALLIANCE    ALLIANCE       SMALL
                      CONSERVATIVE    ALLIANCE      GROWTH        AND        EQUITY      COMMON         CAP
                        INVESTORS     BALANCED    INVESTORS     INCOME       INDEX        STOCK       GROWTH
TYPE OF EXPENSE         PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO*
-------------------  -------------- -----------  ----------- -----------  ----------- -----------  ------------
Investment Advisory
 Fees ..............      0.50%         0.40%        0.52%       0.55%        0.33%       0.36%        0.90%
Other Expenses .....      0.07%         0.05%        0.05%       0.03%        0.04%       0.03%        0.05%
                     -------------- -----------  ----------- -----------  ----------- -----------  ------------
Total Expenses .....      0.57%         0.45%        0.57%       0.58%        0.37%       0.39%        0.95%
                     ============== ===========  =========== ===========  =========== ===========  ============

                                                               ALLIANCE
                                    ALLIANCE     ALLIANCE    INTERMEDIATE    ALLIANCE    ALLIANCE
                       ALLIANCE    AGGRESSIVE     MONEY       GOVERNMENT     QUALITY       HIGH         ALLIANCE
                        GLOBAL       STOCK        MARKET      SECURITIES       BOND        YIELD     INTERNATIONAL
TYPE OF EXPENSE       PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------  ----------- ------------  ----------- --------------  ----------- -----------  ---------------
Investment Advisory
 Fees ..............     0.61%        0.51%        0.36%         0.50%         0.53%       0.59%          0.90%
Other Expenses .....     0.08%        0.03%        0.03%         0.05%         0.04%       0.03%          0.18%
                     ----------- ------------  ----------- --------------  ----------- -----------  ---------------
Total Expenses .....     0.69%        0.54%        0.39%         0.55%         0.57%       0.62%          1.08%
                     =========== ============  =========== ==============  =========== ===========  ===============

------------
* Annualized expenses for the period May 1, 1997 to December 31, 1997.

15. The following section is added after the section entitled "Management of the Trust--Transactions with Affiliates":

YEAR 2000

Many computer software systems in use today cannot properly process date-related information relating to periods from and after January 1, 2000. Should any of the computer systems employed by the Trust's
-------------------------------------------------------------------------------
The Hudson River Trust                 14
major service providers fail to process this type of information properly, that could have a negative impact on the Trust's operations and services that are provided to the Trust's shareholders. Alliance has advised the Trust that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Alliance has been advised by the Trust's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Trust and Alliance have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Trust may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

16. The section entitled "Appendix B--Performance Information" is revised by replacing the fifth paragraph thereof with the following:

Each Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's average annual return for certain periods and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3-, 5-and 10-year periods. If the fund scores in the top 10% of its class it receives 5 stars; if it falls in the next 22.5% it receives 4 stars; a place in the middle 35% earns it 3 stars; those in the next 22.5% receive 2 stars; and the bottom 10% get 1 star.

17. The section entitled "Appendix B--Performance Information" is revised by replacing the thirteenth paragraph thereof with the following:

The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.) The Russell 2000 Index, widely regarded in the industry as the premier measure of small capitalization stocks, represents approximately 11% of the Russell 3000 Index total market capitalization. The Russell 2000 Growth Index ("Russell 2000 Growth") consists of that half of the 2,000 smallest of the 3,000 largest capitalization U.S. companies that has higher price-to-book ratios and higher forecasted growth.

18. The section entitled "Appendix B--Performance Information" is revised by replacing the eighteenth paragraph thereof with the following:

The dates as of which funds were first allocated to the Portfolios are as follows: the Alliance Common Stock Portfolio on June 16, 1975; the Alliance Money Market Portfolio on July 13, 1981; the Alliance Balanced and Alliance Aggressive Stock Portfolios on January 27, 1986; the Alliance High Yield Portfolio on January 2, 1987; the Alliance Global Portfolio on August 27, 1987; the Alliance Conservative Investors and Alliance Growth Investors Portfolios on October 2, 1989; the Alliance Intermediate Government Securities Portfolio on April 1, 1991; the Alliance Quality Bond and Alliance Growth and Income Portfolios on October 1, 1993; the Alliance Equity Index Portfolio on March 1, 1994; the Alliance International Portfolio on April 3, 1995; and the Alliance Small Cap Growth Portfolio on May 1, 1997. In the "Since Inception" columns of Table I and Table II below, the performance of each Portfolio and its comparative indices is measured from the date funds were first allocated to the Portfolios, except as follows: for the Alliance Common Stock Portfolio and its comparative indices, from January 13, 1976, the date on which the unit value was established and Contract owner contributions were first accepted by the Alliance Common Stock Portfolio's separate account predecessor; for the Lipper Money Market Funds Average, from June 1, 1981; for the Lipper Balanced Funds and Small Company Growth Funds Averages, from January 1, 1986; and for the Lipper Global Funds Average, from August 28, 1987.

-------------------------------------------------------------------------------
                               15                        The Hudson River Trust

19. The section entitled "Appendix B--Performance Information" is revised by replacing Tables I, II and III thereunder with the following:

                                   TABLE I
                          ANNUALIZED RATES OF RETURN
                       PERIODS ENDING DECEMBER 31, 1997

                                                                                                     SINCE
PORTFOLIO/BENCHMARKS                          1 YEAR  3 YEARS 5 YEARS  10 YEARS 15 YEARS  20 YEARS INCEPTION
                                              ------ -------  ------- --------  -------- --------  ---------
THE ASSET ALLOCATION SERIES
ALLIANCE CONSERVATIVE INVESTORS .............  13.25%  12.79%   8.79%      --        --       --      9.53%
Lipper Flexible Portfolio Average ...........  18.69   19.44   13.14       --        --       --     12.15
70% Lehman Treasury/30% S&P 500..............  16.71   17.18   11.87       --        --       --     11.39
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE BALANCED ...........................  15.06   15.45    9.71    12.04%       --       --     12.30
Lipper Balanced Mutual Funds Average ........  19.00   19.44   13.20    12.92        --       --     12.33
50% S&P 500/50% Lehman Gov't Corp. ..........  21.56   21.68   14.63    21.19        --       --     13.97
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE GROWTH INVESTORS....................  16.87   18.48   13.17       --        --       --     15.73
Lipper Flexible Portfolio Average ...........  18.69   19.44   13.14       --        --       --     12.15
70% S&P 500/30% Lehman Gov't Corp. ..........  26.28   25.64   17.02       --        --       --     14.48
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
THE EQUITY SERIES
ALLIANCE GROWTH AND INCOME...................  26.90   23.65      --       --        --       --     15.94
Lipper Growth & Income Funds Average ........  27.14   26.49      --       --        --       --     18.48
75% S&P 500/25% Value Line Convertible ......  29.54   28.62      --       --        --       --     20.14
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE EQUITY INDEX........................  32.58   30.35      --       --        --       --     23.35
Lipper S&P 500 Index Funds Average...........  32.60   30.49      --       --        --       --     23.31
S&P 500......................................  33.36   31.15      --       --        --       --     23.84
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE COMMON STOCK........................  29.40   28.66   21.08    18.00     17.25%   17.56%    15.83
Lipper Growth Equity Mutual Funds Average ...  25.30   25.11   16.47    15.93     14.37    15.73     15.50
S&P 500......................................  33.36   31.15   20.27    18.05     17.52    16.66     15.44
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE GLOBAL .............................  11.66   14.99   16.15    13.74        --       --     11.70
Lipper Global Mutual Funds Average...........  13.04   15.20   13.76    11.50        --       --      9.10
MSCI World ..................................  15.76   16.62   15.34    10.57        --       --      8.22
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE INTERNATIONAL.......................  (2.98)     --      --       --        --       --      6.39
Lipper International Mutual Funds Average ...   5.44      --      --       --        --       --      9.87
MSCI EAFE....................................   1.78      --      --       --        --       --      6.15
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE AGGRESSIVE STOCK....................  10.94   21.29   14.92    19.00        --       --     19.41
Lipper Small Company Growth Funds
 Average.....................................  19.63   22.51   15.24    16.50        --       --     14.06
50% S&P 400/50% Russell 2000.................  27.31   24.88   17.11    17.74        --       --     15.12
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE SMALL CAP GROWTH ...................     --      --      --       --        --       --     26.74*
Lipper Small Company Growth Funds Average  ..     --      --      --       --        --       --     29.36*
Russell 2000 Growth .........................     --      --      --       --        --       --     27.66*
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET .......................   5.42    5.50    4.69     5.78      6.59       --      7.17
Lipper Money Market Mutual Funds Average ....   4.90    5.05    4.31     5.40      6.18       --      6.89
3 Month T-Bill ..............................   5.23    5.41    4.71     5.61      6.33       --      6.87
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES     7.29    8.06    5.94       --        --       --      7.00
Lipper Intermediate Government Funds
 Average.....................................   8.08    8.68    6.00       --        --       --      7.19
Lehman Intermediate Government Bond  ........   7.72    8.65    6.39       --        --       --      7.47
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE QUALITY BOND........................   9.14   10.40      --       --        --       --      5.80
Lipper Corporate Debt Funds A Rated
 Average.....................................   9.17   10.01      --       --        --       --      5.82
Lehman Aggregate Bond........................   9.65   10.42      --       --        --       --      6.51
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE HIGH YIELD..........................  18.48   20.42   15.89    12.80        --       --     12.04
Lipper High Current Yield Mutual
 Funds Average...............................  12.96   14.17   11.36    10.66        --       --      9.78
ML Master....................................  12.83   14.54   11.72    12.09        --       --     11.39
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------

* Unannualized

------------------------------------------------------------------------------
The Hudson River Trust             16

                                   TABLE II
                          CUMULATIVE RATES OF RETURN
                       PERIODS ENDING DECEMBER 31, 1997

                                                                                                                 SINCE
PORTFOLIO/BENCHMARKS                          1 YEAR    3 YEARS   5 YEARS    10 YEARS   15 YEARS    20 YEARS   INCEPTION
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
THE ASSET ALLOCATION SERIES
ALLIANCE CONSERVATIVE INVESTORS.............   13.25%    43.47%     52.41%        --          --         --       111.92%
Lipper Flexible Portfolio Average ..........   18.69     71.00      86.52         --          --         --       160.04
70% Lehman Treasury/30% S&P 500 ............   16.71     60.91      75.18         --          --         --       143.55
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE BALANCED...........................   15.06     53.88      58.90     211.70%         --         --       298.86
Lipper Balanced Mutual Funds Average  ......   19.00     70.61      86.33     239.04          --         --       302.62
50% S&P 500/50% Lehman Gov't Corp.  ........   21.56     80.14      97.96     583.14          --         --       376.27
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE GROWTH INVESTORS...................   16.87     66.31      85.66         --          --         --       233.71
Lipper Flexible Portfolio Average.  ........   18.69     71.00      86.52         --          --         --       160.04
70% S&P 500/30% Lehman Gov't Corp.  ........   26.28     98.32     119.42         --          --         --       205.24
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
THE EQUITY SERIES
ALLIANCE GROWTH AND INCOME..................   26.90     89.07         --         --          --         --        87.52
Lipper Growth & Income Funds Average  ......   27.14    102.81         --         --          --         --       106.17
75% S&P 500/25% Value Line Convertible  ....   29.54    112.80         --         --          --         --       118.17
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE EQUITY INDEX ......................   32.58    121.46         --         --          --         --       123.85
Lipper S&P 500 Index Funds Average  ........   32.60    122.21         --         --          --         --       123.31
S&P 500.....................................   33.36    125.60         --         --          --         --       127.24
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE COMMON STOCK.......................   29.40    113.00     160.20     423.28      988.51%   2440.13%    2,422.45
Lipper Growth Equity Mutual Funds Average ..   25.30     97.08     117.56     356.18      710.84    2037.84     2,757.78
S&P 500.....................................   33.36    125.60     151.62     425.67    1,026.40    2080.13     2,248.74
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE GLOBAL.............................   11.66     52.06     111.38     262.34          --         --       214.27
Lipper Global Mutual Funds Average  ........   13.04     53.69      92.92     205.52          --         --       151.76
MSCI World .................................   15.76     58.59     104.13     173.01          --         --       126.45
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE INTERNATIONAL......................   (2.98)       --         --         --          --         --        18.57
Lipper International Mutual Funds Average ..    5.44        --         --         --          --         --        30.12
MSCI EAFE...................................    1.78        --         --         --          --         --        17.83
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE AGGRESSIVE STOCK...................   10.94     78.45     100.42     469.28          --         --       730.05
Lipper Small Company Growth Funds Average  .   19.63     84.83     105.11     371.28          --         --       398.38
50% S&P 400/50% Russell 2000................   27.31     94.76     120.25     412.08          --         --       436.52
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE SMALL CAP GROWTH PORTFOLIO  .......      --        --         --         --          --         --        26.74
Lipper Small Company Growth Funds Average  .      --        --         --         --          --         --        29.36
Russell 2000 ...............................      --        --         --         --          --         --        27.66
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET.......................    5.42     17.42      25.77      75.34      160.40         --       212.76
Lipper Money Market Mutual Funds Average  ..    4.90     15.94      23.52      69.20      146.11         --       200.21
3 Month T-Bill..............................    5.23     17.13      25.87      72.64      150.97         --       199.34
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE INTERMEDIATE GOVERNMENT
 SECURITIES.................................    7.29     26.18      33.44         --          --         --        57.92
Lipper Intermediate Government Funds
 Average ...................................    8.08     28.40      33.93         --          --         --        59.98
Lehman Intermediate Government Bond  .......    7.72     28.25      36.31         --          --         --        62.74
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE QUALITY BOND.......................    9.14     34.57         --         --          --         --        27.07
Lipper Corporate Debt Funds A Rated Average     9.17     33.20         --         --          --         --        27.23
Lehman Aggregate Bond.......................    9.65     34.63         --         --          --         --        30.78
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE HIGH YIELD.........................   18.48     74.60     109.05     233.48          --         --       249.07
Lipper High Current Yield Bond Funds
 Average ...................................   12.96     48.92      71.52     177.35          --         --       181.23
ML Master ..................................   12.83     50.26      74.04     213.08          --         --       227.68
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------

-------------------------------------------------------------------------------
                               17                        The Hudson River Trust

                                  TABLE III
                            ANNUAL RATES OF RETURN

             ALLIANCE  ALLIANCE  ALLIANCE            ALLIANCE            ALLIANCE
YEAR ENDING   COMMON    MONEY   AGGRESSIVE  ALLIANCE   HIGH    ALLIANCE  CONSERV.
DECEMBER 31    STOCK    MARKET     STOCK    BALANCED   YIELD    GLOBAL  INVESTORS
-----------  --------  -------- ---------- --------- -------- --------- ----------
1976........     9.2%*
1977........    -9.2
1978........     8.2
1979........    29.8
1980........    50.1
1981........    -5.8      7.1%*
1982........    17.6     13.0
1983........    26.1      8.9
1984........    -2.0     10.9
1985........    33.4      8.2
1986........    17.3      6.6      35.9%*     29.1%*
1987........     7.5      6.6       7.3       -0.9      4.7%*   -13.3%*
1988........    22.4      7.3       1.1       13.3      9.7      10.9
1989........    25.6      9.2      43.5       25.8      5.1      26.7       3.1%*
1990........    -8.1      8.2       8.2        0.3     -1.1      -6.1       6.3
1991........    37.9      6.2      86.9       41.3     24.5      30.5      19.8
1992........     3.2      3.6      -3.2       -2.8     12.3      -0.5       5.6
1993........    24.8      3.0      16.8       12.3     23.2      32.1      10.8
1994........    -2.1      4.0      -3.8       -8.0     -2.8       5.2      -4.1
1995........    32.5      5.7      31.6       19.8     19.9      18.8      20.4
1996........    24.3      5.3      22.2       11.7     22.9      14.6       5.2
1997 .......   29.40      5.4      10.9       15.1     18.5      11.7      13.3

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                   ALLIANCE
              ALLIANCE      ALLIANCE     ALLIANCE   GROWTH  ALLIANCE                 ALLIANCE
YEAR ENDING    GROWTH     INTERMEDIATE    QUALITY    AND     EQUITY     ALLIANCE    SMALL CAP
DECEMBER 31  INVESTORS  GOVT. SECURITIES   BOND     INCOME    INDEX   INTERNATIONAL   GROWTH
-----------  --------  ----------------- --------  -------- --------  ------------- -----------
1976 .......
1977 .......
1978 .......
1979 .......
1980 .......
1981 .......
1982 .......
1983 .......
1984 .......
1985 .......
1986 .......
1987 .......
1988 .......
1989........     4.0%*
1990........    10.7
1991........    48.8          12.1%*
1992........     4.9           5.5
1993........    15.3          10.6         -0.5%*    -0.3%*
1994........    -3.2          -4.4         -5.1      -0.6      1.1*
1995........    26.4          13.3         17.0      24.0     36.5           11%
1996........    12.6           3.8          5.4      20.1     22.4          9.8
1997 .......    16.9           7.3          9.1      26.9     32.6        -2.98       26.74%*

------------
* Unannualized from the inception date described in the Prospectus through the end of the calendar year indicated.

-------------------------------------------------------------------------------
The Hudson River Trust                 18

20. The section entitled "Appendix B--Performance Information--Performance of Portfolios Managed Similarly to the Alliance Small Cap Growth Portfolio" is revised by replacing the second paragraph thereof with the following:

Set forth below is performance data provided by Alliance relating to the Historical Portfolios for each of the fifteen full calendar years during which Alliance has managed the Historical Portfolios. As of December 31, 1997, the assets in the Historical Portfolios totaled approximately $988.4 million and the average size of a Historical Portfolio was $54.9 million. Each Historical Portfolio has a nearly identical composition of individual investment holdings and related percentage weightings.

21. The section entitled "Appendix B--Performance Information--Schedule of Composite Investment Performance--Historical Portfolios for the Fifteen Years Ended December 31, 1997*" is replaced with the following:

     SCHEDULE OF COMPOSITE INVESTMENT PERFORMANCE--HISTORICAL PORTFOLIOS
                FOR THE FIFTEEN YEARS ENDED DECEMBER 31, 1997*

                                                                      RUSSELL     LIPPER SMALL CO.
                                     HISTORICAL       RUSSELL       2000 GROWTH        GROWTH
                                     PORTFOLIOS      2000 INDEX        INDEX         FUND INDEX
                                    TOTAL RETURN   TOTAL RESEARCH  TOTAL RETURN     TOTAL RETURN
                                   -------------- --------------  -------------- ----------------
Year ended:
  December 31, 1997  ...........      17.58%          22.37%         12.94%           15.05%
  December 31, 1996  ...........      36.91%          16.50%         11.26%           14.37%
  December 31, 1995  ...........      54.59%          28.45%         31.04%           31.62%
  December 31, 1994  ...........      -3.47%          -1.82%         -2.43%           -0.48%
  December 31, 1993  ...........      14.35%          18.88%         13.36%           16.93%
  December 31, 1992  ...........       4.85%          18.41%          7.77%           11.18%
  December 31, 1991  ...........      40.96%          46.04%         51.19%           48.53%
  December 31, 1990  ...........     -23.46%         -19.48%        -17.41%          -13.78%
  December 31, 1989  ...........      25.81%          16.26%         20.17%           21.06%
  December 31, 1988  ...........      25.63%          25.02%         20.37%           20.34%
  December 31, 1987  ...........      -7.66%          -8.80%        -10.48%           -5.48%
  December 31, 1986  ...........      15.30%           5.68%          3.58%            6.04%
  December 31, 1985  ...........      42.57%          31.05%         30.97%           27.27%
  December 31, 1984  ...........     -11.73%          -7.30%        -15.83%           -9.18%
  December 31, 1983  ...........      32.53%          29.13%         20.13%           29.80%

------------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion.

The average annual total returns presented below are based upon the cumulative total return as of December 31, 1997, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

                                       AVERAGE ANNUAL TOTAL RETURNS
                        ----------------------------------------------------------
                                                      RUSSELL     LIPPER SMALL CO.
                         HISTORICAL     RUSSELL     2000 GROWTH        GROWTH
                         PORTFOLIOS    2000 INDEX      INDEX         FUND INDEX
                        ------------ ------------  ------------- ----------------
Three years ...........     35.51%       22.34%        18.09%          20.09%
Five years ............     22.40%       16.41%        12.74%          15.05%
Ten years .............     17.25%       15.77%        13.49%          15.38%
Since January 1, 1983       15.53%       13.34%        10.30%          13.04%

--------------------------------------------------------------------------------
                               19                         The Hudson River Trust